FAIR VALUE MEASUREMENTS	Oct. 08, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7 – FAIR VALUE MEASUREMENTS

At October 8, 2021, the Company has 23,625,000 Warrants outstanding, including 15,525,000 Public Warrants and 8,100,000 Private Placement Warrants.

The following table presents information about the Company’s derivative warrant liabilities that are measured at fair value as of October 8, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

Description	October 8, 2021	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)

Derivative Warrant Liabilities:
Public Warrants	$9,159,750		$—		$—	$9,159,750
Private Placement Warrants	4,779,000		—		—	4,779,000
Derivative Warrant liabilities at October 8, 2021	$13,938,750	$		$		$13,938,750

The Company utilizes an independent valuation consultant that uses a market-based approach to value the Warrants. The Company is required to record the Warrants at fair value at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair values of the Warrants at October 8, 2021 were determined using comparable blank check company warrant pricing.

The derivative warrant liabilities are not subject to qualified hedge accounting.

There were no transfers between Levels 1, 2 or 3 at the balance sheet date, October 8, 2021.